Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Changes In Share Options Awards
Changes in outstanding share option awards are as follows:

	2012		2011		2010
Millions of shares, except prices	Options	Weighted Average Exercise Price (£ Sterling)	Options	Weighted Average Exercise Price (£ Sterling)	Options	Weighted Average Exercise Price (£ Sterling)
Outstanding at the beginning of year	4.5	7.85	10.7	13.85	16.4	14.99
Forfeited during the year	(0.2)	14.80	(5.3)	19.70	(3.9)	21.90
Exercised during the year	(1.7)	8.08	(0.9)	8.33	(1.8)	6.70
Outstanding at the end of the year	2.6	7.31	4.5	7.85	10.7	13.85
Exercisable at the end of the year	2.6	7.31	4.5	7.85	10.7	13.85
Employee Stock Purchase Plan (ESPP)

During 2012, the company established a nonqualified, broad-based ESPP for all eligible employees. Employees may purchase shares of our common stock generally in annual intervals at 85% of fair market value. Employee ESPP contributions may not exceed $6,000 per offering period. Upon the exercise of share options, the company either issues new shares or can utilize shares held in treasury (see Note 10, "Share Capital") to satisfy the exercise. For the year ended December 31, 2012, the company recognized $0.3 million in compensation expense related to the employee stock purchase plan.

United States of America, Dollars
Movements Of Share Awards
Movements on share awards priced in U.S. dollars are detailed below:

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Time-Vested	Performance-Vested	Weighted Average Grant Date Fair Value ($)	Time-Vested	Performance-Vested	Weighted Average Grant Date Fair Value ($)	Time-Vested	Weighted Average Grant Date Fair Value ($)
Millions of shares, except fair values
Unvested at the beginning of period	17.3	—	20.34	17.4	—	17.25	11.6	15.24
Granted during the period	5.5	0.3	24.84	5.9	—	26.34	10.6	19.11
Forfeited during the period	(0.4)	—	21.43	(0.4)	—	19.65	(0.3)	19.36
Vested and distributed during the period	(5.9)	—	18.96	(5.6)	—	18.68	(4.5)	16.04
Unvested at the end of the period	16.5	0.3	22.36	17.3	—	20.34	17.4	17.25

United Kingdom, Pounds
Movements Of Share Awards	On